[ING AMERICAS LEGAL SERVICES STATIONERY]

May 28, 2010 EDGAR U.S. Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, D.C. 20549 Re: File Nos, 333-_________, 811-02512 Ladies and Gentlemen:

This filing is the initial filing of the Registration Statement on Form N-4 pertaining to the offering of modified single premium deferred variable annuity contracts by ING Life Insurance and
Annuity Company through its Variable Annuity Account B.

We respectfully request selective review. The prospectus for this contract is based on the current prospectus for ING Select Opportunities (File Nos. 333-162593, 811-02512 ). The contracts are similar to Select Opportunities but certain features are simplified. The material differences from the ING Select Opportunities prospectus include:

  A single variable sub-account is available for allocations of premiums instead of the ten available under Select Opportunities. Accordingly there is no asset allocation requirement or required or elective automatic rebalancing. Dollar cost averaging is also not available.
  Fees and expenses are reduced from those for Select Opportunities, including no administrative charge and a reduced Mortality and Expense Risk Charge. The MGWB charge is fixed and cannot increase.
  There is no surrender charge instead of the five-year surrender charge schedule for Select Opportunities.
  The withdrawal benefit is simplified. Eligible withdrawals begin at age 59 1/2 instead of 65. There is only one withdrawal schedule instead of three, as well as two age bands instead of three. Once determined the MAW percentage is fixed. Annual ratchets to the benefit base cease after eligible withdrawals begin instead of continuing throughout the lifetime withdrawal phase.
  The death benefit is equal to the accumulation value instead of the greater of the accumulation value and premiums less surrenders.

To assist in your review, we will be providing by email and overnight delivery a copy of this prospectus, marked against the prospectus for ING Select Opportunities.

The registrant hereby acknowledges that:

  the registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

  staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and
  the registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call or email me, at 610.425.3447 or nicholas.morinigo@us.ing.com, with questions or comments.

Sincerely, /s/ Nicholas Morinigo Nicholas Morinigo Counsel